UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23876

Grayscale Funds Trust
(Exact name of registrant as specified in charter)

290 Harbor Drive

Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Edward McGee

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902
(Name and address of agent for service)

(212) 668-1427

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Grayscale Bitcoin Adopters ETF
BCOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Adopters ETF (the “Fund”) for the period of  April 30, 2025 to June 30, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/bcor. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Adopters ETF	$11	0.59%
*	Costs included are for the period April 30, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,258,397
Number of Holdings	38
Portfolio Turnover	24%
Visit https://etfs.grayscale.com/bcor for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	36.7%
Consumer Discretionary	32.7%
Financials	16.9%
Communication Services	6.7%
Health Care	2.5%
Industrials	2.1%
Energy	1.8%
Cash & Other	0.6%

Top 10 Issuers	(%)
MicroStrategy, Inc.	21.1%
Tesla, Inc.	19.0%
Galaxy Digital, Inc.	5.0%
Coinbase Global, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Block, Inc.	4.6%
GameStop Corp.	4.5%
Nexon Co. Ltd.	4.5%
Metaplanet, Inc.	4.1%
Next Technology Holding, Inc.	2.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/bcor.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Adopters ETF	PAGE 1	TSR-SAR-38963H503

Grayscale Bitcoin Covered Call ETF
BTCC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Covered Call ETF (the “Fund”) for the period of  April 2, 2025 to June 30, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/btcc. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Covered Call ETF	$17	0.65%
*	Costs included are for the period April 2, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$7,819,715
Number of Holdings	3
Portfolio Turnover	0%
Visit https://etfs.grayscale.com/btcc for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2025)

Security Type	(%)
Money Market Funds	83.7%
Purchased Options	17.8%
Written Options	-1.5%

Top Holdings	(%)
First American Government Obligations Fund - Class X	83.7%
Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $66.00	17.8%
Grayscale Bitcoin Trust ETF, Expiration: 07/11/2025; Exercise Price: $85.00	-1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/btcc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Covered Call ETF	PAGE 1	TSR-SAR-38963H305

Grayscale Bitcoin Miners ETF
MNRS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Miners ETF (the “Fund”) for the period of  January 30, 2025 to June 30, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/mnrs. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Miners ETF	$24	0.59%
*	Costs included are for the period January 30, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,518,732
Number of Holdings	28
Portfolio Turnover	16%
Visit https://etfs.grayscale.com/mnrs for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	94.8%
Financials	2.8%
Consumer Discretionary	2.2%
Cash & Other	0.2%

Top 10 Issuers	(%)
MARA Holdings, Inc.	14.4%
Core Scientific, Inc.	14.3%
Riot Platforms, Inc.	12.2%
IREN Ltd.	5.2%
Cipher Mining, Inc.	4.7%
Cleanspark, Inc.	4.6%
Terawulf, Inc.	4.4%
Hut 8 Corp.	4.1%
Bitdeer Technologies Group	3.8%
Applied Digital Corp.	3.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/mnrs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Miners ETF	PAGE 1	TSR-SAR-38963H206

Grayscale Bitcoin Premium Income ETF
BPI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Grayscale Bitcoin Premium Income ETF (the “Fund”) for the period of  April 2, 2025 to June 30, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/bpi. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Premium Income ETF	$18	0.65%
*	Costs included are for the period April 2, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,051,336
Number of Holdings	3
Portfolio Turnover	0%
Visit https://etfs.grayscale.com/bpi for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets  as of  June 30, 2025)

Security Type	(%)
Money Market Funds	85.1%
Purchased Options	15.1%
Written Options	-0.2%

Top Holdings	(%)
First American Government Obligations Fund - Class X	85.1%
Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $65.00	15.1%
Grayscale Bitcoin Trust ETF, Expiration: 07/18/2025; Exercise Price: $95.00	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/bpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Premium Income ETF	PAGE 1	TSR-SAR-38963H404

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GRAYSCALE BITCOIN ADOPTERS ETF (BCOR)
GRAYSCALE BITCOIN COVERED CALL ETF (BTCC)
GRAYSCALE BITCOIN MINERS ETF (MNRS)
GRAYSCALE BITCOIN PREMIUM INCOME ETF (BPI)
Core Financial Statements
June 30, 2025 (Unaudited)

GRAYSCALE BITCOIN ADOPTERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 6.7%
Boyaa Interactive International Ltd.	87,000	$61,509
Jasmine International PCL - NVDR(a)	205,000	8,261
Nexon Co. Ltd.	9,500	191,388
Rumble, Inc.(a)	1,925	17,286
Wemade Co. Ltd.(a)	334	8,464
		286,908
Consumer Discretionary - 32.7%(b)
Cango, Inc. - ADR(a)	1,382	6,703
GameStop Corp. - Class A(a)	7,862	191,754
MercadoLibre, Inc.(a)	77	201,249
Metaplanet, Inc.(a)	15,200	173,630
NET Holding AS(a)	9,668	10,982
Tesla, Inc.(a)	2,544	808,127
		1,392,445
Energy - 1.8%
Alliance Resource Partners LP	2,911	76,094
Financials - 16.9%
Bitcoin Group SE	919	44,229
Block, Inc.(a)	2,900	196,997
Coinbase Global, Inc. - Class A(a)	587	205,738
Galaxy Digital, Inc. - Class A(a)	9,835	214,936
Virtu Financial, Inc. - Class A	1,293	57,913
		719,813
Health Care - 2.5%
Semler Scientific, Inc.(a)(c)	2,729	105,721
Industrials - 2.1%
Aker ASA - Class A	1,134	73,399
KULR Technology Group, Inc.(a)	2,062	14,700
		88,099
Information Technology - 36.7%(b)
Bit Digital, Inc.(a)	2,638	5,777
Bitdeer Technologies Group(a)(c)	545	6,257
Bitfarms Ltd.(a)	7,919	6,654
BitFuFu, Inc. - Class A(a)	2,002	6,466
Blockchain Group(a)	13,085	66,201
Cipher Mining, Inc.(a)	1,623	7,758
Cleanspark, Inc.(a)	8,148	89,872
Core Scientific, Inc.(a)	601	10,259
Exodus Movement, Inc. - Class A(a)	1,097	31,627
Hive Digital Technologies Ltd.(a)	3,616	6,509
Hut 8 Corp.(a)(c)	2,269	42,203
MARA Holdings, Inc.(a)	7,155	112,190
MicroStrategy, Inc. - Class A(a)	2,218	896,582
Next Technology Holding, Inc.(a)	53,882	123,929
Remixpoint, Inc.(a)	7,800	29,376
Riot Platforms, Inc.(a)	10,718	121,113
		1,562,773
TOTAL COMMON STOCKS (Cost $3,845,126)		4,231,853

	Shares	Value
SHORT-TERM INVESTMENTS - 3.7%
Investments Purchased with Proceeds from Securities Lending - 3.6%
First American Government Obligations Fund - Class X, 4.25%(d)	155,612	$155,612
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25%(d)	2,578	2,578
TOTAL SHORT-TERM INVESTMENTS (Cost $158,190)		158,190
TOTAL INVESTMENTS - 103.1% (Cost $4,003,316)		$4,390,043
Liabilities in Excess of Other Assets - (3.1)%		(131,646)
TOTAL NET ASSETS - 100.0%		$4,258,397

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $152,285.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

GRAYSCALE BITCOIN COVERED CALL ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 17.8%
Call Options - 17.8%
Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $66.00(a)(b)(c)	$5,123,732	604	$1,389,200
TOTAL PURCHASED OPTIONS (Cost$1,327,190)			1,389,200
		Shares
SHORT-TERM INVESTMENTS - 83.7%
Money Market Funds - 83.7%
First American Government Obligations Fund - Class X, 4.25%(d)(e)		6,546,754	6,546,754
TOTAL SHORT-TERM INVESTMENTS (Cost$6,546,754)			6,546,754
TOTAL INVESTMENTS - 101.5% (Cost $7,873,944)			$7,935,954
Liabilities in Excess of Other Assets - (1.5)%			(116,239)
TOTAL NET ASSETS - 100.0%			$7,819,715

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

2

GRAYSCALE BITCOIN COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.5)%
Call Options - (1.5)%
Grayscale Bitcoin Trust ETF, Expiration: 07/11/2025; Exercise Price: $85.00(a)(b)	$(5,123,732)	(604)	$(114,760)
TOTAL WRITTEN OPTIONS (Premiums received $75,823)			$(114,760)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The written options are held in the Grayscale Bitcoin Covered Call Subsidiary.
The accompanying notes are an integral part of these financial statements.

3

GRAYSCALE BITCOIN MINERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 2.2%
Cango, Inc. - ADR(a)	29,971	$145,359
Financials - 2.8%
Block, Inc.(a)	2,692	182,868
Information Technology - 94.8%(b)
Applied Digital Corp.(a)	23,481	236,454
Bit Digital, Inc.(a)	97,808	214,200
Bitdeer Technologies Group(a)(c)	21,502	246,843
Bitfarms Ltd.(a)	213,683	179,536
BitFuFu, Inc. - Class A(a)	7,791	25,165
Canaan, Inc. - ADR(a)(c)	174,826	108,095
Cipher Mining, Inc.(a)	63,998	305,910
Cleanspark, Inc.(a)	26,950	297,259
Core Scientific, Inc.(a)	54,610	932,193
Digi Power X, Inc.(a)	12,631	35,493
Exodus Movement, Inc. - Class A(a)	3,799	109,525
Gryphon Digital Mining, Inc.(a)	24,569	21,653
Hive Digital Technologies Ltd.(a)	86,079	154,942
Hut 8 Corp.(a)(c)	14,524	270,146
Intel Corp.	8,121	181,910
IREN Ltd.(a)(c)	23,167	337,543
MARA Holdings, Inc.(a)(c)	59,781	937,366
Neptune Digital Assets Corp.(a)	54,406	57,416
Northern Data AG(a)	7,704	217,040
NVIDIA Corp.	1,191	188,166
Riot Platforms, Inc.(a)	70,340	794,842
Terawulf, Inc.(a)	64,853	284,056
The9 Ltd. - ADR(a)(c)	5,500	42,790
		6,178,543
TOTAL COMMON STOCKS (Cost $6,759,807)		6,506,770
SHORT-TERM INVESTMENTS - 18.3%
Investments Purchased with Proceeds from Securities Lending - 18.3%
First American Government Obligations Fund - Class X, 4.25%(d)	1,189,336	1,189,336
Money Market Funds - 0.0%(e)
First American Government Obligations Fund - Class X, 4.25%(d)	2,888	2,888
TOTAL SHORT-TERM INVESTMENTS (Cost $1,192,224)		1,192,224
TOTAL INVESTMENTS - 118.1% (Cost $7,952,031)		$7,698,994
Liabilities in Excess of Other Assets - (18.1)%		(1,180,262)
TOTAL NET ASSETS - 100.0%		$6,518,732

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $1,139,117.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Grayscale Bitcoin Premium Income ETF
CONSOLIDATED Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.1%
Call Options - 15.1%
Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $65.00(a)(b)(c)	$2,146,199	253	$612,260
TOTAL PURCHASED OPTIONS (Cost $562,010)			612,260
		Shares
SHORT-TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
First American Government Obligations Fund - Class X, 4.25%(d)(e)		3,449,169	3,449,169
TOTAL SHORT-TERM INVESTMENTS (Cost $3,449,169)			3,449,169
TOTAL INVESTMENTS - 100.2% (Cost $4,011,179)			$4,061,429
Liabilities in Excess of Other Assets - (0.2)%			(10,093)
TOTAL NET ASSETS - 100.0%			$4,051,336

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

5

GRAYSCALE BITCOIN PREMIUM INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
CallOptions - (0.2)%
Grayscale Bitcoin Trust ETF, Expiration: 07/18/2025; Exercise Price: $95.00(a)(b)	$(2,146,199)	(253)	$(8,855)
TOTAL WRITTEN OPTIONS (Premiums received $17,253)			$(8,855)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The written options are held in the Grayscale Bitcoin Premium Income Subsidiary.
The accompanying notes are an integral part of these financial statements.

6

GRAYSCALE FUNDS TRUST
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF (Consolidated)	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF (Consolidated)
ASSETS:
Investments, at value	$4,390,043	$7,935,954	$7,698,994	$4,061,429
Receivable for investments sold	1,633,136	—	769,641	—
Receivable for fund shares sold	949,926	—	241,045	—
Dividends receivable	4,567	—	242	—
Dividend tax reclaims receivable	324	—	458	—
Security lending income receivable	14	—	1,605	—
Interest receivable	8	2,169	24	959
Foreign currency, at value	—	—	124	—
Total assets	6,978,018	7,938,123	8,712,133	4,062,388
LIABILITIES:
Written option contracts, at value	—	114,760	—	8,855
Payable for investments purchased	1,579,588	—	750,487	—
Payable for capital shares redeemed	982,707	—	250,729	—
Payable upon return of securities loaned (See Note 4)	155,612	—	1,189,336	—
Payable to adviser	1,714	3,648	2,849	2,197
Total liabilities	2,719,621	118,408	2,193,401	11,052
NET ASSETS	$ 4,258,397	$7,819,715	$6,518,732	$4,051,336
Net Assets Consists of:
Paid-in capital	$3,420,637	$7,868,288	$6,822,618	$3,633,549
Total distributable earnings/(accumulated losses)	837,760	(48,573)	(303,886)	417,787
Total net assets	$ 4,258,397	$7,819,715	$6,518,732	$4,051,336
Net assets	$4,258,397	$7,819,715	$6,518,732	$4,051,336
Shares issued and outstanding(a)	130,000	220,000	260,000	100,000
Net asset value per share	$32.76	$35.54	$25.07	$40.51
Cost:
Investments, at cost	$4,003,316	$7,873,944	$7,952,031	$4,011,179
Foreign currency, at cost	$—	$—	$124	$—
Proceeds
Written options premium received	$—	$75,823	$—	$17,253
Loaned Securities:
at value (included in investments)	$152,285	$—	$1,139,117	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

GRAYSCALE FUNDS TRUST
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF (Consolidated)	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$5,423	$—	$8,314	$—
Securities lending income (See Note 4)	14	—	3,409	—
Interest income	44	37,203	117	24,544
Less: dividend withholding taxes	(502)	—	(828)	—
Total investment income	4,979	37,203	11,012	24,544
EXPENSES:
Investment advisory fee	2,953	7,280	13,685	5,003
Total expenses	2,953	7,280	13,685	5,003
Net Investment Income/(Loss)	2,026	29,923	(2,673)	19,541
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,001	491,863	(31,662)	468,735
In-kind redemptions	441,808	—	(16,497)	—
Written option contracts expired or closed	—	37,303	—	1,686
Foreign currency translation	27	—	(14)	—
Net realized gain (loss)	450,836	529,166	(48,173)	470,421
Net change in unrealized appreciation (depreciation) on:
Investments	386,727	62,010	(253,037)	50,250
Written option contracts	—	(38,937)	—	8,398
Foreign currency translation	(55)	—	(3)	—
Net change in unrealized appreciation (depreciation)	386,672	23,073	(253,040)	58,648
Net realized and unrealized gain (loss)	837,508	552,239	(301,213)	529,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 839,534	$582,162	$(303,886)	$548,610

The accompanying notes are an integral part of these financial statements.

8

GRAYSCALE FUNDS TRUST
Statements of Changes in Net Assets

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF (Consolidated)	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF (Consolidated)
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(b) (Unaudited)	Period Ended June 30, 2025(c) (Unaudited)	Period Ended June 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,026	$29,923	$(2,673)	$19,541
Net realized gain (loss)	450,836	529,166	(48,173)	470,421
Net change in unrealized appreciation (depreciation)	386,672	23,073	(253,040)	58,648
Net increase (decrease) in net assets from operations	839,534	582,162	(303,886)	548,610
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,774)	(630,735)	—	(130,823)
Total distributions to shareholders	(1,774)	(630,735)	—	(130,823)
CAPITAL TRANSACTIONS:
Shares sold	4,402,967	7,866,663	8,130,937	4,846,311
Shares redeemed	(982,707)	—	(1,308,319)	(1,213,845)
ETF transaction fees (See Note 6)	377	1,625	—	1,083
Net increase (decrease) in net assets from capital transactions	3,420,637	7,868,288	6,822,618	3,633,549
Net increase (decrease) in net assets	4,258,397	7,819,715	6,518,732	4,051,336
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 4,258,397	$7,819,715	$6,518,732	$4,051,336
SHARES TRANSACTIONS
Shares sold	160,000	220,000	330,000	130,000
Shares redeemed	(30,000)	—	(70,000)	(30,000)
Total increase (decrease) in shares outstanding	130,000	220,000	260,000	100,000

(a)	The Fund commenced operations on April 30, 2025.
(b)	The Fund commenced operations on April 2, 2025.
(c)	The Fund commenced operations on January 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Grayscale Bitcoin Adopters ETF
Financial Highlights
Period Ended June 30, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	7.44
Total from investment operations	7.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$32.76
Total Return(e)	29.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,258
Ratio of expenses to average net assets(f)	0.59%
Ratio of net investment income (loss) to average net assets(f)	0.40%
Portfolio turnover rate(e)(g)	24%

(a)	Fund commenced operations on April 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

Grayscale Bitcoin Covered Call ETF
CONSOLIDATED Financial Highlights
Period Ended June 30, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$35.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized gain (loss) on investments(c)	4.85
Total from investment operations	5.08
LESS DISTRIBUTIONS FROM:
Net investment income	(4.55)
Total distributions	(4.55)
ETF transaction fees per share	0.01
Net asset value, end of period	$35.54
Total Return(d)	15.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,820
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.67%
Portfolio turnover rate(d)(f)	—%

(a)	Fund commenced operations on April 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

Grayscale Bitcoin Miners ETF
Financial Highlights
Period Ended June 30, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$25.31
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(0.23)
Total from investment operations	(0.24)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$25.07
Total Return(d)	−0.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,519
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income (loss) to average net assets(e)	(0.12)%
Portfolio turnover rate(d)(f)	16%

(a)	Fund commenced operations on January 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Grayscale Bitcoin Premium Income ETF
CONSOLIDATED Financial Highlights
Period Ended June 30, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$34.99
INVESTMENT OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	6.77
Total from investment operations	7.01
LESS DISTRIBUTIONS FROM:
Net investment income	(1.50)
Total distributions	(1.50)
ETF transaction fees per share	0.01
Net asset value, end of period	$40.51
Total Return(d)	20.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,051
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.54%
Portfolio turnover rate(d)(f)	—%

(a)	Fund commenced operations on April 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Grayscale Funds Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 3, 2023. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Grayscale Bitcoin Miners ETF, Grayscale Bitcoin Covered Call ETF, Grayscale Bitcoin Premium Income ETF, and the Grayscale Bitcoin Adopters ETF (each a “Fund”, and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust.
The Grayscale Bitcoin Miners ETF seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Miners Index (the “Bitcoin Miners Index”). The Fund commenced operations on January 30, 2025. The Grayscale Bitcoin Covered Call ETF seeks to provide current income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Fund commenced operations on April 2, 2025. The Grayscale Bitcoin Premium Income ETF seeks to provide current income while maintaining prospects for capital appreciation through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Fund commenced operations on April 2, 2025. The Grayscale Bitcoin Adopters ETF seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Adopters Index (the “Bitcoin Adopters Index”). The Fund commenced operations on April 30, 2025.
The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the period ended June 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Options contracts are valued using the midpoint of quoted bid and ask spread prices, as provided by independent pricing sources.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

14

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:
Grayscale Bitcoin Adopters ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$4,231,853	$—	$—	$4,231,853
Investments Purchased with Proceeds from Securities Lending	155,612	—	—	155,612
Short-Term Investments	2,578	—	—	2,578
Total Investments	$4,390,043	$—	$—	$4,390,043

Grayscale Bitcoin Covered Call ETF

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,389,200	$—	$1,389,200
Money Market Funds	6,546,754	—	—	6,546,754
Total Investments	$6,546,754	$1,389,200	$—	$7,935,954
Liabilities
Written Options	$—	$(114,760)	$—	$(114,760)
Total Investments	$—	$(114,760)	$—	$(114,760)

15

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Grayscale Bitcoin Miners ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$6,506,770	$—	$—	$6,506,770
Investments Purchased with Proceeds from Securities Lending	1,189,336	—	—	1,189,336
Short-Term Investments	2,888	—	—	2,888
Total Investments	$7,698,994	$—	$—	$7,698,994

Grayscale Bitcoin Premium Income ETF

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$612,260	$—	$612,260
Money Market Funds	3,449,169	—	—	3,449,169
Total Investments	$3,449,169	$612,260	$—	$4,061,429
Liabilities
Written Options	$—	$(8,855)	$—	$(8,855)
Total Investments	$	$(8,855)	$—	$(8,855)

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

16

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

J.
Consolidation of Subsidiaries. The Grayscale Bitcoin Covered Call Subsidiary and the Grayscale Bitcoin Premium Income Subsidiary (together, the "Cayman Subsidiaries"), which are organized under the laws of the Cayman Islands, are wholly owned, and controlled by each of the Grayscale Bitcoin Premium Income ETF and the Grayscale Bitcoin Covered Call ETF, respectively (the “Options Funds”). The Cayman Subsidiaries act as an investment vehicle to facilitate entering into certain investments for the Options Funds, consistent with each Option Fund's investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of June 30, 2025, the net assets of the Bitcoin Covered Call ETF were $7,819,715, of which $4,596,839, or approximately 58.79%, represented the Bitcoin Covered Call ETF’s ownership of the shares of the Bitcoin Covered Call Subsidiary. As of June 30, 2025, the net assets of the Bitcoin Premium Income ETF were $4,051,336, of which $2,423,512, or approximately 59.82%, represented the Bitcoin Premium Income ETF’s ownership of the shares of the Bitcoin Premium Income Subsidiary.

K.
Derivatives. The Options Funds may buy and write (sell) options on securities and other assets for the purpose of realizing its investment objectives. Options may settle in cash or settle by a delivery of securities or other assets underlying the options. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised.

17

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. The Bitcoin Covered Call ETF and Bitcoin Premium Income ETF invest in traditional exchange-traded options contracts.
The following tables represent a summary of the value of derivative instruments as of June 30, 2025 and the effect of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025:
Bitcoin Covered Call ETF
Statement of Assets and Liabilities - Values of Derivative Instruments as of June 30, 2025

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Interest Rate Contracts - Options	Investments, at value	$1,389,200	Written option contracts, at value	$114,760

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest Rate Contracts - Options	$37,303	Interest Rate Contracts - Options	($38,937)

The average monthly values of purchased and written options during the period ended June 30, 2025 in the Bitcoin Covered Call ETF were $1,291,945 and $(214,928), respectively.
Bitcoin Premium Income ETF
Statement of Assets and Liabilities - Values of Derivative Instruments as of June 30, 2025

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Interest Rate Contracts - Options	Investments, at value	$612,260	Written option contracts, at value	$8,855

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Interest Rate Contracts - Options	$1,686	Interest Rate Contracts - Options	$8,398

The average monthly values of purchased and written options during the period ended June 30, 2025 in the Bitcoin Premium Income ETF were $808,383 and $(36,855), respectively.

18

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.59% for the Bitcoin Miners ETF, 0.65% for the Bitcoin Covered Call ETF, 0.65% for the Bitcoin Premium Income ETF, and 0.59% for the Bitcoin Adopters ETF based on each Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian” and “Securities Lending Agent”), an affiliate of Fund Services, serves as the Funds’ Custodian.
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 331∕3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Funds. The Funds have the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in

19

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
Bitcoin Adopters ETF	$152,285	$155,612
Bitcoin Miners ETF	1,139,117	1,189,336

*
The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities lending income, net”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period was $14 for the Bitcoin Adopters ETF and $3,409 for the Bitcoin Miners ETF.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the period ended June 30, 2025 are summarized below.

	Bitcoin Adopters ETF	Bitcoin Miners ETF
Purchases:
U.S. Government	$—	$—
Other	899,634	1,128,432
Total Purchases	$899,634	$1,128,432
Sales:
U.S. Government	$—	$—
Other	657,564	881,187
Total Sales	$657,564	$881,187

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the

20

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. To the extent the Funds invests more heavily in particular industries, groups of industries, or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.
Derivative Instruments. The Options Funds will invest in options, a type of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Option Funds. In addition, the prices of the derivative instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect may not move together as expected. Derivatives are usually traded on margin, which may subject the Option Funds to margin calls. Margin calls may force the Options Funds to liquidate assets.
NOTE 8 – SUBSEQUENT EVENTS
The Bitcoin Covered Call ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/23/2025	7/23/2025	7/24/2025	$1.84864458	$924,322
8/14/2025	8/14/2025	8/15/2025	$0.74273062	$527,339
8/28/2025	8/28/2025	8/29/2025	$1.18329488	$993,968

The Bitcoin Premium Income ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/23/2025	7/23/2025	7/24/2025	$0.89241233	$107,089
8/14/2025	8/14/2025	8/14/2025	$0.23946493	$35,920
8/28/2025	8/28/2025	8/29/2025	$0.63546493	$95,320

Effective July 25, 2025, the frequency of distributions from the Options Funds changed from monthly to bi-weekly. This change applies to distributions declared after that date.
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

21

GRAYSCALE FUNDS TRUST
APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT
Grayscale Bitcoin Miners ETF, Grayscale Bitcoin Covered Call ETF, Grayscale Bitcoin Adopters ETF and Grayscale Bitcoin Premium Income ETF
At a meeting held on January 3, 2025 (“Meeting”), the Board of Trustees (the “Board”) of Grayscale Funds Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered, on behalf of Grayscale Bitcoin Miners ETF, Grayscale Bitcoin Covered Call ETF, Grayscale Bitcoin Adopters ETF and Grayscale Bitcoin Premium Income ETF (each a “Fund,” and together, the “Funds”), the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Grayscale Advisers, LLC (the “Adviser”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Trust, on behalf of the Funds, the Adviser and Vident Asset Management (the “Sub-Adviser”).
In preparation for its deliberations, the Board requested and received written responses from the Adviser and Sub-Adviser to due diligence questionnaires circulated by counsel on the Board's behalf concerning the services to be provided by the Adviser and Sub-Adviser. In addition, the Board received oral presentations from the Adviser and Sub-Adviser at the Meeting. The Board, and the Independent Trustees separately, discussed the written submissions of the Adviser and Sub-Adviser with counsel at the Meeting, and the Independent Trustees were advised by independent Trustee counsel in connection with their deliberations.
In reviewing the Agreements, the Board considered, among other things, its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law. In this regard, the Board reviewed with counsel the fiduciary duty of investment advisors with respect to advisory agreements and advisory agreement compensation, the standards applied by courts when reviewing approvals of advisory agreements by investment company boards, and the factors to be considered by boards in voting on such agreements.
With respect to the Agreements for each Fund the Board considered, among other factors: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (2) the costs of the services to be provided and profitability of the Fund to the Adviser and Sub-Adviser; (3) information concerning the advisory fee and total expense ratio of the Fund, including a comparison thereof to the fees and total expense ratios of a peer group of funds assembled by the Adviser (“Expense Group”); (4) the extent to which economies of scale may be realized as the Fund grows and how the advisory fee enables investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser and Sub-Adviser from their relationships with the Fund.
Nature, Extent and Quality of Services
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser under the Agreements. Among other matters, the Board considered that the Adviser would be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser. The Board considered that the Fund would employ an advisor/sub-advisor management structure and reviewed the services that the Sub-Adviser would provide to the Fund under the Sub-Advisory Agreement. The Board considered the experience (including for certain Funds options investing experience), qualifications, integrity and professional background of the Adviser’s and Sub-Adviser’s personnel, including the portfolio managers and other personnel with principal responsibility for the Fund. The Board considered also the adequacy of the Adviser’s and Sub-Adviser’s resources, noting the Adviser’s representation that it is financially able to meet its payment obligations with respect to the Fund under the unitary fee Advisory Agreement. Because no Fund had yet to commence investment operations, the Board observed that it could not consider relevant historical investment performance. Based on the presentation and the materials provided, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to each Fund under the Agreements.
Cost of Services, Profitability and Economies of Scale
The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the Advisory Agreement, each Fund would pay the Adviser a unitary fee and that, from the unitary fee, the Adviser would pay all expenses of the Fund, including the Sub-Adviser’s sub-advisory fee, but not including (i) the fee paid to the Adviser under the Advisory Agreement, (ii) interest charges on any borrowings, (iii) dividend and other expenses on securities sold short, (iv) taxes, (v) brokerage commissions and

22

GRAYSCALE FUNDS TRUST
APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT(Continued)
other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, (vi) acquired fund fees and expenses, (vii) accrued deferred tax liability, (viii) litigation and litigation-related indemnification expenses, (ix) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (x) compensation payable to a party not affiliated with the Adviser in connection with the recovery of tax reclaims, and (xi) other extraordinary or non-routine expenses.
The Board received and reviewed information showing the fee rates and expense ratios of funds in each Fund’s Expense Group (“Peer Funds”). The Board considered how the Expense Group was assembled by the Adviser and, taking this information into account, reviewed how each Fund compared to, and differed from, the Peer Funds. The Board noted that the unitary fee rate proposed for each Fund approximated the median net expense ratio of its Expense Group. Based on its review of the information provided, including regarding the expense ratios of the Peer Funds, the Board determined that the proposed unitary advisory fee for each Fund was fair and reasonable.
The Board considered the estimated profitability of the Fund to the Adviser and Sub-Adviser at various asset levels. With respect to the Sub-Adviser, the Board considered that the Sub-Adviser would be paid by the Adviser from the Fund’s unitary fee and that the sub-advisory fee rate was the product of an arm’s length negotiation. The Board also considered whether economies of scale may be realized by the Fund as it grows larger. Noting that the Fund had not yet commenced operations and did not yet have any assets, the Board concluded that profitability and economies of scale were not material factors for the Board to consider in approving the Agreements.
Other Benefits
The Board considered other potential benefits described by each of the Adviser and Sub-Adviser that may be realized from its relationship with the Fund. Among others, the Board noted that the Adviser and Sub-Adviser may each potentially increase its market visibility because of its relationship with the Fund. Based on these and other considerations, including that the Fund had not yet commenced operations and did not yet have any assets, the Board determined that such benefits were not currently material and would not be unreasonable during the term of the Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Based on its review, including consideration of each of the factors referenced above and of memoranda from counsel regarding the legal standard applicable to the Board’s consideration of the Agreements, the Board, including the Independent Trustees, determined in the exercise of its reasonable business judgment, that the advisory arrangements, as set forth in the Advisory Agreement and Sub-Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

23

GRAYSCALE FUNDS TRUST
INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part Fs of Form N-PORT are available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at https://etfs.grayscale.com. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on their website at https://etfs.grayscale.com.

24

GRAYSCALE FUNDS TRUST
INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAI”). The SAIs are available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://etfs.grayscale.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

25

GRAYSCALE FUNDS TRUST
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at https://etfs.grayscale.com.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grayscale Funds Trust

By (Signature and Title)*	/s/ Susan Lively
Susan Lively, Principal Executive Officer

Date	09/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Susan Lively
Susan Lively, Principal Executive Officer

Date	09/05/2025

By (Signature and Title)*	/s/ Edward McGee
Edward McGee, Principal Financial Officer

Date	09/05/2025

* Print the name and title of each signing officer under his or her signature.